Related party transactions - Significant Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ping An Group and its subsidiaries
Disclosure of transactions between related parties
Revenue	¥ 2,091,039	¥ 2,526,682	¥ 2,315,220
Purchase of services	1,423,367	1,706,436	1,534,302
Net loss on disposal of property and equipment	(1,359)	(599)
Net gain from wealth management products consolidated by related parties	12,996	18,890	26,249
Net( loss)/gain on derivatives	30,592	262,769	(169,545)
Interest income on bank deposits	17,637	9,234	12,037
Leasing payment	¥ 12,131	20,957	19,849
Interest expenses		2,672	¥ 15,914
Net gain on financial assets measured at fair value through other comprehensive income		315
Open Portal Guangxi
Disclosure of transactions between related parties
Investment income from loan to related party		¥ 283